Fees Summary	Sep. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 21,351,000
Previously Paid Amount	0.00
Total Fee Amount	2,948.57
Total Offset Amount	0.00
Net Fee	2,948.57
Narrative - Max Aggregate Offering Price	$ 21,351,000
Final Prospectus	true